STOCK OPTIONS AND WARRANTS (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended					1 Months Ended		12 Months Ended	1 Months Ended			1 Months Ended				12 Months Ended		12 Months Ended
	Nov. 20, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Non-Employee Director Plan 2012 [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Jul. 26, 2010 Employee Stock Option [Member] Stock Option Plan 2005 [Member]	Dec. 31, 2012 Employee Stock Option [Member] Stock Option Plan 2012 [Member]	Dec. 31, 2012 Employee Stock Option [Member] Non-Employee Director Plan 2012 [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Apr. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Apr. 30, 2010 Warrant [Member]	Apr. 30, 2010 Warrant [Member] April 2010 Offering [Member]	Dec. 31, 2013 Warrant [Member] April 2010 Offering [Member]	Dec. 31, 2011 Warrant [Member] 2011 Offering [Member]	Apr. 30, 2012 Warrant [Member] April 2012 financing [Member]	Dec. 31, 2013 Private Placement [Member] Warrant [Member]	Apr. 30, 2010 Private Placement [Member] Warrant [Member]	Jul. 31, 2009 Private Placement [Member] Warrant [Member] Period Issuance 01 Investors [Member]	Jul. 31, 2009 Private Placement [Member] Warrant [Member] Period Issuance 02 Investors [Member]	Jul. 31, 2009 Private Placement [Member] Warrant [Member] Period Issuance 03 Investors [Member]	Apr. 30, 2010 Private Placement [Member] Warrant [Member] April 2010 Offering [Member]	Dec. 31, 2011 Private Placement [Member] Warrant [Member] 2011 Offering [Member]	Dec. 31, 2013 July 2009 private placement [Member]	Dec. 31, 2013 July 2009 private placement [Member] Warrant [Member]
Disclosure Stockholders Equity, stock Options And Warrants Additional Information [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights															30.00	47.00	47.00			25.00	30.00	47.00	62.50	85.50	114.00			94.00	68.75
Warrant Issued To Purchase Common Stock																	44,850		50,000	50,250						7,800	5,000		26,693
Class Of Warrant Or Right Exercises In Period Weighted Average Exercise Price Of Warrants Or Rights														2.2725
Class of Warrant or Right, Outstanding		332,281		332,281	1,733,599													52,650		187									28,400
Stock Issued During Period, Shares, Other													53,827										13,457	13,457	26,913				4,366
Percentage of Total Warrant Shares Issued to Investors																							25.00%	25.00%	50.00%
Percentage Of Closing Bid Price																									200.00%
Stock Issued During Period Shares Common Stock Warrants												317							9,166
Number of warrants Cancelled																				50,063
Number of warrants Exchanged For common Stock																				50,063
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized									190,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant						2,697,311				4,149,710	2,697,311
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value										$ 100,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options		$ 828,035					$ 600,539
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 10 months 24 days					2 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		4,709,000		4,888,519	3,679,814		4,888,519
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross		25,362		1,186,672			1,186,672	2,942,207
Debt Conversion, Converted Instrument, Shares Issued	251,044
Warrants Issued to Purchase Common Stock	251,044
Strike Price of Warrants Issued to Purchase Common Stock	$ 2.2725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 10.65	$ 0.25	$ 0.53	$ 0.60